Mining interests (Details Narrative)								1 Months Ended				3 Months Ended		6 Months Ended		9 Months Ended				12 Months Ended
	Nov. 20, 2020 USD ($)	Nov. 20, 2020 USD ($)	Aug. 02, 2020	Jul. 27, 2020 USD ($)	Nov. 01, 2019 USD ($)	Oct. 02, 2018 USD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)		Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)		Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Nov. 13, 2018 USD ($)
Reserve Quantities [Line Items]
Mining lease payments														$ 61,504	$ 59,096	$ 97,138	$ 13,504				$ 123,098	$ 120,690
Number shares issued of common shares																		$ 1,301,525	[1]				$ 549,333	[2]
Option extension fee												$ 442,906	$ 183,238	657,652	197,900	$ 1,327,774		538,490				553,152	266,998
Semi-annual payments, description																Prior to July 2021, the Company had received invoices from the EPA for water treatment charges for the periods from December 2017 to October 2019, which exceeds the semi-annual payments outlined in the agreement, which would have resulted in annual payment of $960,000	Prior to July 2021, the Company had received invoices from the EPA for water treatment charges for the periods from December 2017 to October 2019, which exceeds the semi-annual payments outlined in the agreement, which would have resulted in annual payment of $960,000
Exploration Expense												1,465,157	$ 5,210,621	8,379,845	$ 5,268,307	$ 8,677,194		$ 8,587,745				8,645,431	6,416,733
Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Accrued expenses												306,136		162,540		306,136				$ 306,136	162,540	89,180
Semi-annual lease payments														640,000							640,000
Accounts payable and accrued liabilities												13,178,322		11,298,594		13,178,322				13,178,322	11,298,594	11,096,542
[custom:OperatingLeaseNetPayments-0]												$ 4,872,186		3,136,055		$ 4,872,186				4,872,186	3,136,055
Environmental Protection Agency [Member] | June 1 and December 1 of Each Year [Member]
Reserve Quantities [Line Items]
Semi-annual lease payments														480,000							480,000
Environmental Protection Agency [Member] | December 2017 to October 2019 [Member]
Reserve Quantities [Line Items]
Outstanding payment														2,309,388								2,309,388	$ 1,209,530
Environmental Protection Agency [Member] | November Two Thousand Nineteen To October Two Thousand Twenty [Member]
Reserve Quantities [Line Items]
Outstanding payment									$ 2,500,000
Environmental Protection Agency [Member] | November Two Thousand Eighteen To October Two Thousand Nineteen [Member]
Reserve Quantities [Line Items]
Outstanding payment										$ 1,600,000
Environmental Protection Agency [Member] | November Two Thousand Twenty To May Two Thousand Twenty One [Member]
Reserve Quantities [Line Items]
Outstanding payment								$ 1,309,000
Exploration Expense								$ 1,155,000
Environmental Protection Agency [Member] | June One Two Thousand Twenty One To September Thrity Two Thousand Twenty One [Member]
Reserve Quantities [Line Items]
Accrued liabilties, description																Additionally, $660,000 or $165,000 per month has been accrued for the period from June 1, 2021 to September 30, 2021	Additionally, $660,000 or $165,000 per month has been accrued for the period from June 1, 2021 to September 30, 2021
Placer Mining Corp [Member] | Bunker Assets [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price																				$ 45,000,000		$ 45,000,000
Lease term																						10 years
Royalty percentage of net smelter return on sales																				3.00%		300.00%
Royalty percentage of net smelter return after purchase option																				1.50%		150.00%
Post-acquisition of net smelter return cost																				$ 60,000,000		$ 60,000,000
Letter of Intent [Member]
Reserve Quantities [Line Items]
Payments to acquire mining interest																									$ 300,000	$ 300,000
Definitive Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Bonus payment for mining assets							$ 1,000,000				$ 500,000
Lease term description																						The 24-month lease commenced November 1, 2017
Mining lease payments							$ 100,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Lease liability payments due														20,000,000							20,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | 30 Days After a Fully Ratified Agreement [Member]
Reserve Quantities [Line Items]
Lease liability payments due														1,000,000							$ 1,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payments to acquire mining interest	$ 60,000				$ 60,000
Lease term description	The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase															The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase	The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase
Mining lease payments				$ 150,000	60,000	$ 400,000
Option to purchase lease asset price					$ 11,000,000
Royalty percentage of net smelter return on sales					100.00%
Reducation of monthly lease payments																											$ 60,000
Accumulated reduction of lease payments																											$ 140,000
Accrued expenses																						$ 1,847,300
Option to extend lease period			the option to extend for a further six months based upon payment of a one-time $60,000 extension fee	the lease with Placer Mining for a further 18 months for a $150,000 extension fee	the option to extend for a further six months based upon payment of a one time $60,000 extension fee											the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee.	the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee.
Cash payment					$ 300,000
Purchases price consideration	$ 7,700,000
Payable in cash	5,400,000	$ 5,700,000
Aggregate in amount	300,000	300,000
Consideration shares	2,000,000
Contingent obligation	1,787,300	$ 1,787,300
Gain on settlement of accounts payable	1,787,300													$ 1,787,300
Advance payment	2,000,000
Option extension fee					60,000
Payments to Acquire Productive Assets	2,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Cash [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price					6,200,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Shares [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price					4,800,000
Environmental Protection Agency [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price					$ 20,000,000
OptionToPurchaseAgreementsMember | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payable in cash	3,400,000
Number shares issued of common shares	$ 2,000,000

[1]	Shares issued at C$0.56, converted to US at $0.42 (note 9)
[2]	Units issued at C$4.50, converted to US at $3.42 (note 10)